Stockholders' Equity: Schedule of Option Activity (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Option Activity

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2015	28,438	11.90	9.65	-
Granted	73,688	7.09	9.53	-
Exercised	-	-	-	-
Forfeited or cancelled	(938)	13.00	-	-

Options outstanding at December 31, 2016	101,188	8.39	9.29	-
Options expected to vest in the future as of December 31, 2016	98,250	8.29	9.30	-
Options exercisable at December 31, 2016	2,938	11.78	8.78	-
Options vested, exercisable and options expected to vest at December 31, 2016	101,188	8.39	9.29	-